Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities [Abstract]
Contract liabilities, revenue recognized	$ 1,030	$ 1,150